Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Summary of Lease Liabilities

	Interest rate	Maturity	31.12.2023
	%		RMB’000
Current (Note 16)	1.3 - 6.7	2024	33,272
Non- current (Note 16)	1.3 - 6.7	2025-2034	16,009

	Interest rate	Maturity	31.12.2024	31.12.2024
	%		RMB’000	US$’000
Current (Note 16)	2.4 - 6.7	2025	32,973	4,596
Non- current (Note 16)	1.3 - 6.7	2026-2036	30,258	4,218